STATEMENT OF INVESTMENTS
Growth and Income Portfolio

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 105.9%
Automobiles & Components - 2.1%
General Motors	11,412	[a]	655,734
Tesla	1,986	[a]	1,326,509
			1,982,243
Banks - 5.4%
Bank of America	43,533		1,684,292
Essent Group	5,578		264,899
JPMorgan Chase & Co.	13,612		2,072,155
Truist Financial	6,715		391,619
U.S. Bancorp	12,777		706,696
			5,119,661
Capital Goods - 8.5%
AMETEK	6,225		795,119
Array Technologies	10,453	[a]	311,708
Carrier Global	13,110	[a]	553,504
Eaton	8,773		1,213,130
Howmet Aerospace	16,080	[a]	516,650
Hubbell	2,522	[b]	471,337
Ingersoll Rand	16,407	[a]	807,388
L3Harris Technologies	5,414		1,097,310
Northrop Grumman	745		241,112
Quanta Services	6,910		607,942
Rockwell Automation	2,514		667,316
Trane Technologies	4,629		766,377
			8,048,893
Consumer Durables & Apparel - 1.1%
Lennar, Cl. A	2,657		268,968
VF	9,096		726,952
			995,920
Consumer Services - 1.3%
Las Vegas Sands	10,556	[a]	641,383
Wynn Resorts	4,759	[a]	596,636
			1,238,019
Diversified Financials - 8.6%
Ally Financial	16,273		735,702
Ameriprise Financial	4,420		1,027,429
Berkshire Hathaway, Cl. B	5,508	[a]	1,407,129
Capital One Financial	9,061		1,152,831
Morgan Stanley	15,285		1,187,033
The Charles Schwab	10,568		688,822

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.9% (continued)
Diversified Financials - 8.6% (continued)
The Goldman Sachs Group	2,534		828,618
Voya Financial	16,195	[b]	1,030,650
			8,058,214
Energy - 4.5%
ConocoPhillips	9,641		510,684
Devon Energy	5,854		127,910
EQT	28,303	[a]	525,870
Exxon Mobil	17,741		990,480
Hess	8,992		636,274
Marathon Petroleum	22,476		1,202,241
Valero Energy	3,835		274,586
			4,268,045
Food & Staples Retailing - .6%
Sysco	7,579		596,770
Food, Beverage & Tobacco - 2.5%
Mondelez International, Cl. A	8,160		477,605
PepsiCo	8,375		1,184,644
Philip Morris International	7,606		674,956
			2,337,205
Health Care Equipment & Services - 9.0%
Abbott Laboratories	2,910		348,734
Anthem	1,160		416,382
Becton Dickinson & Co.	2,679		651,399
CVS Health	7,744		582,581
Danaher	2,246		505,530
DexCom	1,454	[a]	522,553
HCA Healthcare	2,066		389,110
Intuitive Surgical	1,113	[a]	822,440
Masimo	1,886	[a]	433,139
McKesson	2,624		511,785
Medtronic	12,303		1,453,353
Teleflex	1,842		765,277
Zimmer Biomet Holdings	6,931		1,109,515
			8,511,798
Insurance - 2.5%
Assurant	8,081		1,145,643
Chubb	7,424		1,172,769
			2,318,412
Materials - 3.2%
CF Industries Holdings	16,376		743,143
Freeport-McMoRan	21,184		697,589
Newmont	9,958		600,169
The Mosaic Company	9,401		297,166

Description	Shares		Value ($)
Common Stocks - 105.9% (continued)
Materials - 3.2% (continued)
Vulcan Materials	3,761		634,669
			2,972,736
Media & Entertainment - 9.3%
Alphabet, Cl. A	1,287	[a]	2,654,463
Alphabet, Cl. C	1,109	[a]	2,294,111
Comcast, Cl. A	14,378		777,994
Facebook, Cl. A	4,534	[a]	1,335,399
Match Group	1,690	[a,b]	232,172
Pinterest, Cl. A	11,492	[a]	850,753
Snap, Cl. A	12,128	[a]	634,173
			8,779,065
Pharmaceuticals Biotechnology & Life Sciences - 6.6%
AbbVie	20,403		2,208,013
Eli Lilly & Co.	11,023		2,059,317
Horizon Therapeutics	7,003	[a]	644,556
Repligen	2,887	[a]	561,262
Sarepta Therapeutics	4,176	[a,b]	311,237
Seagen	3,155	[a]	438,103
			6,222,488
Real Estate - .5%
Weyerhaeuser	14,222	[c]	506,303
Retailing - 5.7%
Amazon.com	1,159	[a]	3,586,039
Booking Holdings	414	[a]	964,554
Lowe's	4,227		803,891
			5,354,484
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials	15,335		2,048,756
Marvell Technology Group	11,172	[b]	547,205
Microchip Technology	4,324		671,171
NVIDIA	2,788		1,488,597
NXP Semiconductors	1,492		300,399
ON Semiconductor	13,521	[a]	562,609
Qualcomm	12,013		1,592,804
			7,211,541
Software & Services - 12.6%
Ansys	1,754	[a]	595,588
Crowdstrike Holdings, CI. A	2,371	[a]	432,731
HubSpot	1,624	[a]	737,637
Medallia	11,125	[a,b]	310,276
Microsoft	16,018		3,776,564
PayPal Holdings	5,685	[a]	1,380,545
salesforce.com	4,649	[a]	984,984
ServiceNow	1,878	[a]	939,207

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 105.9% (continued)
Software & Services - 12.6% (continued)
Snowflake, Cl. A		1,832	[a,b]	420,041
Square, Cl. A		4,268	[a,b]	969,049
Twilio, Cl. A		2,221	[a]	756,828
Zoom Video Communications, CI. A		1,679	[a]	539,446
				11,842,896
Technology Hardware & Equipment - 7.8%
Apple		29,719		3,630,176
Cisco Systems		17,032		880,725
Cognex		9,432		782,762
Corning		17,165		746,849
Dolby Laboratories, Cl. A		3,450		340,584
Zebra Technologies, Cl. A		1,897	[a]	920,386
				7,301,482
Telecommunication Services - .7%
Vodafone Group, ADR		36,136	[b]	665,986
Transportation - 2.1%
FedEx		891		253,080
Uber Technologies		14,140	[a]	770,771
Union Pacific		4,540		1,000,661
				2,024,512
Utilities - 3.6%
Clearway Energy, Cl. C		13,350		375,669
Exelon		25,285		1,105,966
NextEra Energy Partners		7,802		568,610
PPL		28,566		823,843
The AES		17,816		477,647
				3,351,735
Total Common Stocks (cost $63,103,522)				99,708,408
	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,635,121)	0.06	1,635,121	[d]	1,635,121
Total Investments (cost $64,738,643)		107.6%		101,343,529
Liabilities, Less Cash and Receivables		(7.6%)		(7,196,179)
Net Assets		100.0%		94,147,350

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $3,644,987 and the value of the collateral was $3,627,247, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Growth and Income Portfolio

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	99,708,408	-	-	99,708,408
Investment Companies	1,635,121	-	-	1,635,121

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2021, accumulated net unrealized appreciation on investments was $36,604,886, consisting of $37,616,407 gross unrealized appreciation and $1,011,521 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.